RISK MANAGEMENT (Details 10) - Credit Risk [Member] - Residential Mortgage Loans [Member]	Dec. 31, 2018	[1]
Performing Loan [Member] | Bank (excl. Select) [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.00%
Performing Loan [Member] | Bank (excl. Select) [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	5.18%
Performing Loan [Member] | Santander Select [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.00%
Performing Loan [Member] | Santander Select [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	3.88%
Renegotiated Consumer Loans [Member] | Bottom of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	0.16%	[2]
Renegotiated Consumer Loans [Member] | Bottom of Range [Member] | Up To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	5.58%	[2]
Renegotiated Consumer Loans [Member] | Top of Range [Member] | Less Than 90 Days [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	8.37%	[2]
Renegotiated Consumer Loans [Member] | Top of Range [Member] | Up To 3 Months [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	26.25%	[2]
Non-Performing Loan [Member] | 0-60 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	5.58%
Non-Performing Loan [Member] | 60-80 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	8.48%
Non-Performing Loan [Member] | 80-90 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	11.93%
Non-Performing Loan [Member] | >90 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of allowance for loan loss rate	16.25%

[1]	Percentage of loans outstanding
[2]	This category relates only to loans which were renegotiated and were less than 90 days past due at the time of renegotiation, migrating from such category as they reached 90 days past due since renegotiation.